Bayer Asset Acquisition	12 Months Ended
Dec. 31, 2021
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Bayer Asset Acquisition
3.	BAYER ASSET ACQUISITION
On December 10, 2020, the Company entered into an Assignment and License Agreement (“ALA”) with Bayer CropScience LLP (“Bayer”) to acquire certain assets related to Bayer’s Bee Health, Insect Control, and Deliver intellectual property (the “Bayer Assets” or the “acquired IPR&D”).
The Company acquired the B
a
yer Assets for cash consideration of $
2.0
 million. As
of the acquisition date, the acquired set of assets does not meet the definition of a business and thus the IPR&D acquired was accounted for as an asset acquisition. As of the acquisition date, the assets acquired had no
alternative future use and had not reached a stage of technological feasibility. As a result, the amounts were recorded as research and development expense in the accompanying consolidated statements of operations. Additionally, the Company has also agreed to make additional contingent cash payments up to an aggregate of $
2.0
 million
based on the achievement of certain development, regulatory and commercialization events as set forth in the ALA. The ALA includes potential milestone payments that are dependent upon the development of products using the intellectual property licensed under the ALA and contingent upon the achievement of certain development or regulatory approval milestones, as well as commercial milestones. As of December
31
,
2020
and
2021
,
no
milestones have been achieved and it is not probable that the Company will reach any milestones and hence did not recognize these potential obligations in the consolidated financial statements.
As the acquired IPR&D was determined to have no alternative future use and the contingent payments were not determined to be a derivative, these payments will be recorded when the contingency is resolved, and the related consideration is issued or becomes issuable. As of December 31, 2020 and 2021, no contingent payments have been accrued or
paid.